Equity (The Company's Participation in the Capital Purchase Program) (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended
	Sep. 27, 2010	Jun. 26, 2009	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Number of Fixed rate cumulative preferred stock, Series E, issued and sold to treasury		3,400,000
Preferred stock, liquidation preference per share		$ 1,000		$ 1,000	$ 1,000
Common stock, par value		$ 0.01		$ 0.01	$ 0.01
Exercise price of warrant		9.79		9.599	9.699
Aggregate purchase price		$ 3,400,000,000
Estimated fair value of warrants		400,000,000
Long-term realized volatility		62.00%
Assumed dividend yield		1.72%
Fair Value used to record Series E, preferred stock		2,900,000,000
Fair value used to record warrants		480,000,000
Warrants record to Additional Paid-in Capital as permanent equity		480,000,000
Aggregate purchase price of fixed rate cumulative perpetual preferred stock, Series E, repurchased from treasury		3,400,000,000	3,400,000,000
Preferred Stock, Series E Discount On Shares		480,000,000
Amortization of discount							40,000,000
Number of fixed rate cumulative perpetual preferred stock, Series E, repurchased from treasury			3,400,000
Final dividend payment on the Series E preferred stock, repurchased from treasury			22,000,000
Charge to retained earnings representing the acceleration of the accretion of the remaining discount on the Series E preferred stock			440,000,000
Approximate number of warrants sold by the Treasury	52,000,000
Sale of warrants to purchase shares of common stock in Secondary public offering	706,000,000
Dividends declared				$ 0.40	$ 0.40	$ 0.20
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Holding Period Used to Calculate Fair Value of Series E Preferred Stock		5 years
Preferred Stock, Series E, discount rate used to determine fair value		13.00%
Estimated fair value of series E preferred stock		$ 2,500,000,000
Private Placement Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant Term				10 years
Warrants to purchase shares		52,093,973
Exercise price of warrant		9.79
Private Placement Purchase Agreement [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference per share		$ 1,000
Cumulative dividend on mandatory convertible preferred stock		5.00%